Employee Benefits - Reconciliation of the changes in the pension plans defined benefit obligations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	$ (2.8)	$ (3.7)
Interest cost	4.1	3.6
Past service gain	0.0
Canada [member] | Pension defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation at beginning of year	(368.7)	(370.3)
Current service cost	(2.8)	(3.7)
Interest cost	(14.1)	(13.5)
Actuarial gains (losses) from changes in financial assumptions	(63.0)	7.6
Actuarial losses from experience adjustments	(0.1)	(3.5)
Employee contributions	(0.1)	(0.1)
Benefits paid	15.6	14.8
Defined benefit obligation at end of year	(433.2)	(368.7)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	(2.4)	(2.6)
Interest cost	2.1	2.1
Past service gain	0.0	(1.4)
Foreign [member] | Pension defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation at beginning of year	(132.0)	(127.2)
Current service cost	(2.4)	(2.6)
Interest cost	(2.1)	(2.1)
Past service gain		1.4
Actuarial losses from changes in demographic assumptions		(6.0)
Actuarial gains (losses) from changes in financial assumptions	(19.6)	0.2
Actuarial losses from experience adjustments	(1.0)	(3.4)
Employee contributions	0.0
Benefits paid	6.5	5.0
Pension payments transferred to other financial liabilities (Note 15)		1.5
Effect of foreign currency exchange rate changes	3.5	1.2
Defined benefit obligation at end of year	$ (147.1)	$ (132.0)